INCOME TAX - Total provision (benefit) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 72,824	$ 250,739
Deferred			(201,686)	(345,278)
Change in valuation allowance			549,352	347,666
Change in valuation allowance			201,686	345,278
Tax penalties			250	0
Provision for income taxes	$ 17,420	$ 54,823	72,824	250,739
Net operating loss carryovers			0
Change in valuation allowance			201,686	345,278
Total income tax expense (benefit)			72,824	250,739
State and Local
Change in valuation allowance			549,352	347,666
Change in valuation allowance			201,686	345,278
Tax penalties			250	0
Provision for income taxes	$ 17,420	$ 54,823	72,824	$ 250,739
Net operating loss carryovers			$ 0